UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

BrandywineGLOBAL —

GLOBAL OPPORTUNITIES

BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Opportunities Bond Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	BrandywineGLOBAL — Global Opportunities Bond Fund

Performance review

For the six months ended June 30, 2022, Class IS shares of BrandywineGLOBAL — Global Opportunities Bond Fund returned -13.74%. The Fund’s unmanaged benchmark, the FTSE World Government Bond Index (USD) (Unhedged)i, returned -14.79% for the same period. The Lipper Global Income Funds Category Averageii returned -12.36% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global Opportunities Bond Fund:
Class A	-13.92%
Class C	-14.22%
Class C1[1]	-14.16%
Class FI	-13.90%
Class R	-13.97%
Class I	-13.81%
Class IS	-13.74%
FTSE World Government Bond Index (USD) (Unhedged)	-14.79%
Lipper Global Income Funds Category Average	-12.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.78%, 2.21%, 2.44%, 2.91%, 2.65%, 3.27% and 3.36%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class C1 shares would have been 2.75% and 2.04%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

BrandywineGLOBAL — Global Opportunities Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.00%, 1.69%, 1.45%, 0.97%, 1.30%, 0.66% and 0.56%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.45% for Class C1 shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Foreign securities involve special risks such as currency fluctuations and social, political, and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Sovereign government and supranational debt involve many of the risks of foreign and emerging

IV	BrandywineGLOBAL — Global Opportunities Bond Fund

markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. The Fund’s share price may decline as interest rates rise. Below investment grade debt securities (commonly known as “high yield debt” or “junk bonds”) involve greater volatility than higher-rated securities. To the extent that the Fund invests in asset- and mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investment in other fixed income securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE World Government Bond Index (USD) (Unhedged) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds and is stated in U.S. dollar terms.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 225 funds in the Fund’s Lipper category and excluding sales changes, if any.

BrandywineGLOBAL — Global Opportunities Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

*	Prior year percentages have been restated to reflect current classifications.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-13.92%	$1,000.00	$860.80	1.00%	$4.61	Class A	5.00%	$1,000.00	$1,019.84	1.00%	$5.01
Class C	-14.22	1,000.00	857.80	1.69	7.78	Class C	5.00	1,000.00	1,016.41	1.69	8.45
Class C1	-14.16	1,000.00	858.40	1.45	6.68	Class C1	5.00	1,000.00	1,017.60	1.45	7.25
Class FI	-13.90	1,000.00	861.00	0.97	4.48	Class FI	5.00	1,000.00	1,019.98	0.97	4.86
Class R	-13.97	1,000.00	860.30	1.25	5.77	Class R	5.00	1,000.00	1,018.60	1.25	6.26
Class I	-13.81	1,000.00	861.90	0.64	2.95	Class I	5.00	1,000.00	1,021.62	0.64	3.21
Class IS	-13.74	1,000.00	862.60	0.55	2.54	Class IS	5.00	1,000.00	1,022.07	0.55	2.76

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

BrandywineGLOBAL — Global Opportunities Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Government & Agency Obligations — 48.6%
U.S. Government Obligations — 48.6%
U.S. Treasury Bonds	1.875%	11/15/51	56,230,000		$42,207,644
U.S. Treasury Bonds	2.250%	2/15/52	53,720,000		44,226,669
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	1.807%	1/31/23	84,430,000		84,569,303	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	1.792%	4/30/23	64,450,000		64,582,040	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	1.787%	7/31/23	202,225,000		202,691,624	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	1.793%	10/31/23	221,185,000		221,742,050	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.075%)	1.683%	4/30/24	343,390,000		343,155,739	(a)
U.S. Treasury Notes	1.875%	2/15/32	59,550,000		53,957,883
Total U.S. Government & Agency Obligations (Cost — $1,077,810,816)					1,057,132,952
Sovereign Bonds — 43.3%
Australia — 4.7%
Australia Government Bond	5.750%	7/15/22	71,110,000	AUD	49,153,531	(b)
New South Wales Treasury Corp.	4.000%	4/20/23	14,375,000	AUD	10,044,785
Queensland Treasury Corp.	4.250%	7/21/23	28,885,000	AUD	20,240,643	(b)
Western Australian Treasury Corp.	6.000%	10/16/23	30,940,000	AUD	22,162,231
Total Australia					101,601,190
Brazil — 5.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	301,200,000	BRL	52,250,950
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	91,165,000	BRL	15,263,686
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	94,695,000	BRL	14,615,998
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	191,370,000	BRL	30,516,746
Total Brazil					112,647,380
Colombia — 3.3%
Colombian TES, Bonds	6.250%	11/26/25	133,300,000,000	COP	28,216,091
Colombian TES, Bonds	6.000%	4/28/28	227,500,000,000	COP	43,096,077
Total Colombia					71,312,168
France — 6.6%
French Republic Government Bond OAT	0.000%	5/25/32	125,180,000	EUR	108,477,072	(b)
French Republic Government Bond OAT	0.750%	5/25/52	54,500,000	EUR	36,420,565	(b)
Total France					144,897,637

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Malaysia — 2.9%
Malaysia Government Bond	3.480%	3/15/23	131,650,000	MYR	$29,983,444
Malaysia Government Bond	3.955%	9/15/25	49,290,000	MYR	11,257,926
Malaysia Government Bond	3.899%	11/16/27	94,690,000	MYR	21,256,849
Total Malaysia					62,498,219
Mexico — 9.5%
Mexican Bonos, Bonds	8.000%	11/7/47	315,700,000	MXN	14,012,326
Mexican Bonos, Bonds	8.000%	7/31/53	512,300,000	MXN	22,589,272	(c)
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,197,700,000	MXN	57,860,428
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,236,200,000	MXN	58,360,669
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,249,600,000	MXN	54,366,719
Total Mexico					207,189,414
Russia — 0.1%
Russian Federal Bond — OFZ	7.650%	4/10/30	859,000,000	RUB	1,405,636	*(d)
South Africa — 4.1%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,167,000,000	ZAR	44,054,586
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	959,700,000	ZAR	45,546,485
Total South Africa					89,601,071
South Korea — 6.9%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	168,250,000,000	KRW	113,107,184
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	67,800,000,000	KRW	36,981,692
Total South Korea					150,088,876
Total Sovereign Bonds (Cost — $1,245,382,746)					941,241,591
Corporate Bonds & Notes — 5.5%
Financials — 5.5%
Banks — 4.1%
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	2.030%	9/15/23	40,885,000		40,676,634	(a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.400%)	1.161%	7/7/25	38,625,000		37,910,225	(a)(e)
National Australia Bank Ltd., Senior Notes (SOFR + 0.380%)	1.181%	1/12/25	10,530,000		10,364,521	(a)(e)
Total Banks					88,951,380
Consumer Finance — 1.4%
Capital One Financial Corp., Senior Notes (SOFR + 0.690%)	2.112%	12/6/24	32,040,000		31,192,088	(a)
Total Corporate Bonds & Notes (Cost — $122,079,448)					120,143,468

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

BrandywineGLOBAL — Global Opportunities Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (f) — 1.3%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	6,860,000		$6,486,390
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	2.244%	10/15/36	4,823,395		4,742,890	(a)(e)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	3,705,000		3,541,781	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	3.274%	4/25/43	1,425,815		1,415,275	(a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.524%	11/25/24	687,194		707,198	(a)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.824%	1/25/30	3,443,788		3,461,720	(a)
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	4,027,028	EUR	3,549,952	(a)(b)
Towd Point Mortgage Trust, 2017-6 A2	3.000%	10/25/57	3,355,000		3,182,855	(a)(e)
Total Collateralized Mortgage Obligations (Cost — $29,210,161)					27,088,061
Total Investments before Short-Term Investments (Cost — $2,474,483,171)					2,145,606,072

			Shares
Short-Term Investments — 1.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $41,467,766)	1.054%		41,467,766		41,467,766	(g)
Total Investments — 100.6% (Cost — $2,515,950,937)					2,187,073,838
Liabilities in Excess of Other Assets — (0.6)%					(12,559,485)
Total Net Assets — 100.0%					$2,174,514,353

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	The coupon payment on this security is currently in default as of June 30, 2022.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $41,467,766 and the cost was $41,467,766 (Note 8).

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

KRW	— South Korean Won

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

BrandywineGLOBAL — Global Opportunities Bond Fund

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	1,213	9/22	$191,660,611	$187,218,969	$(4,441,642)
United Kingdom Long Gilt Bonds	860	9/22	123,474,038	119,323,154	(4,150,884)
Net unrealized depreciation on open futures contracts					$(8,592,526)

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	197,350,000	USD	45,842,044	Citibank N.A.	7/13/22	$(1,884,147)
PLN	367,200,000	USD	84,505,097	Citibank N.A.	7/13/22	(2,714,676)
PLN	409,950,000	USD	94,343,313	Citibank N.A.	7/13/22	(3,030,722)
USD	92,226,356	PLN	419,190,000	Citibank N.A.	7/13/22	(1,144,360)
USD	11,203,569	BRL	53,990,000	HSBC Securities Inc.	7/18/22	944,093
USD	20,723,535	BRL	107,150,000	HSBC Securities Inc.	7/18/22	362,304
USD	20,823,943	BRL	109,030,000	HSBC Securities Inc.	7/18/22	105,464
USD	22,015,061	BRL	115,480,000	HSBC Securities Inc.	7/18/22	70,918
USD	22,209,371	BRL	114,410,000	HSBC Securities Inc.	7/18/22	468,556
USD	89,673,107	MXN	1,813,800,000	Citibank N.A.	7/20/22	(196,941)
USD	119,138,037	MXN	2,414,100,000	Citibank N.A.	7/20/22	(475,638)
MXN	191,700,000	USD	9,257,024	Morgan Stanley & Co. Inc.	7/20/22	241,316
USD	85,195,133	EUR	81,780,000	Barclays Bank PLC	7/26/22	(652,275)
USD	6,490,968	EUR	6,110,000	HSBC Securities Inc.	7/26/22	77,081
USD	49,654,570	EUR	47,080,000	JPMorgan Chase & Co.	7/26/22	233,000
USD	104,329,188	EUR	98,350,000	JPMorgan Chase & Co.	7/26/22	1,087,655
KRW	6,670,000,000	USD	5,183,602	Citibank N.A.	7/28/22	(44,412)
USD	108,620,860	KRW	136,390,000,000	Citibank N.A.	7/28/22	3,533,293
COP	18,700,000,000	USD	4,566,544	JPMorgan Chase & Co.	7/28/22	(85,396)
USD	76,631,547	COP	306,940,000,000	JPMorgan Chase & Co.	7/28/22	3,078,410
EUR	329,910,000	USD	359,595,302	Barclays Bank PLC	8/2/22	(13,107,997)
EUR	226,240,000	USD	242,255,530	JPMorgan Chase & Co.	8/2/22	(4,647,432)
SEK	1,125,500,000	USD	119,947,140	HSBC Securities Inc.	8/8/22	(9,766,408)
THB	857,700,000	USD	25,207,935	HSBC Securities Inc.	8/10/22	(903,989)
HUF	29,150,000,000	USD	79,877,786	HSBC Securities Inc.	8/16/22	(3,422,103)
USD	91,188,518	ZAR	1,480,400,000	HSBC Securities Inc.	8/17/22	646,159
CLP	35,100,000,000	USD	40,527,902	HSBC Securities Inc.	8/22/22	(2,701,878)
USD	13,996,957	CLP	12,880,000,000	HSBC Securities Inc.	8/22/22	116,639
USD	24,402,968	CLP	22,220,000,000	HSBC Securities Inc.	8/22/22	457,262

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	53,370,000,000	USD	63,799,266	HSBC Securities Inc.	9/6/22	$(6,454,962)
USD	98,872,057	AUD	142,430,000	JPMorgan Chase & Co.	9/7/22	502,010
USD	46,921,868	KRW	59,130,000,000	Citibank N.A.	9/13/22	1,299,157
USD	59,379,880	MYR	262,370,000	Barclays Bank PLC	9/21/22	(177,520)
CLP	96,260,000,000	USD	105,098,351	HSBC Securities Inc.	9/26/22	(2,117,916)
JPY	63,137,000,000	USD	481,069,467	JPMorgan Chase & Co.	9/26/22	(12,786,432)
Total						$(53,091,887)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CLP	— Chilean Peso

COP	— Colombian Peso

EUR	— Euro

HUF	— Hungarian Forint

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

PLN	— Polish Zloty

SEK	— Swedish Krona

THB	— Thai Baht

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

BrandywineGLOBAL — Global Opportunities Bond Fund

Summary of Investments by Country**
United States	50.8%
Mexico	9.5
South Korea	6.9
Australia	6.8
France	6.6
Brazil	5.1
South Africa	4.1
Colombia	3.3
Malaysia	2.8
Canada	1.9
Spain	0.2
Russia	0.1
Short-Term Investments	1.9
100.0%

**

As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2022 and are subject to change. For purposes of the Fund’s policy to invest at least 80% of its net assets in fixed income securities of issuers located in developed market countries, a country will be considered developed if, at the time of purchase, it has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization or is included in the FTSE World Government Bond Index.

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $2,474,483,171)	$2,145,606,072
Investments in affiliated securities, at value (Cost — $41,467,766)	41,467,766
Foreign currency, at value (Cost — $522)	496
Receivable for securities sold	22,981,096
Interest receivable	20,418,371
Deposits with brokers for OTC derivatives	19,200,000
Deposits with brokers for open futures contracts	18,315,138
Unrealized appreciation on forward foreign currency contracts	13,223,317
Receivable for Fund shares sold	7,138,553
Receivable from brokers — net variation margin on open futures contracts	3,973,597
Receivable from brokers for OTC derivatives	790,000
Dividends receivable from affiliated investments	32,422
Prepaid expenses	40,565
Total Assets	2,293,187,393

Liabilities:
Unrealized depreciation on forward foreign currency contracts	66,315,204
Payable for securities purchased	23,005,011
Payable for Fund shares repurchased	12,703,785
Deposits from brokers for OTC derivatives	7,070,000
Foreign currency collateral due to brokers for open futures contracts, at value (Cost — $5,401,859)	5,280,570
Payable to brokers for OTC derivatives	2,070,000
Investment management fee payable	906,887
Distributions payable	659,979
Service and/or distribution fees payable	33,700
Trustees’ fees payable	27,122
Due to custodian	239
Accrued expenses	600,543
Total Liabilities	118,673,040
Total Net Assets	$2,174,514,353

Net Assets:
Par value (Note 7)	$2,300
Paid-in capital in excess of par value	2,752,064,993
Total distributable earnings (loss)	(577,552,940)
Total Net Assets	$2,174,514,353

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	11

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2022

Net Assets:
Class A	$109,777,347
Class C	$4,459,895
Class C1	$58,452
Class FI	$18,428,231
Class R	$6,956,851
Class I	$698,820,305
Class IS	$1,336,013,272

Shares Outstanding:
Class A	11,578,662
Class C	482,004
Class C1	6,033
Class FI	1,969,311
Class R	740,206
Class I	73,999,098
Class IS	141,191,945

Net Asset Value:
Class A (and redemption price)	$9.48
Class C*	$9.25
Class C1*	$9.69
Class FI (and redemption price)	$9.36
Class R (and redemption price)	$9.40
Class I (and redemption price)	$9.44
Class IS (and redemption price)	$9.46
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$9.90

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$34,631,345
Dividends from affiliated investments	73,974
Less: Foreign taxes withheld	(383,552)
Total Investment Income	34,321,767

Expenses:
Investment management fee (Note 2)	6,000,220
Transfer agent fees (Note 5)	579,866
Custody fees	228,578
Service and/or distribution fees (Notes 2 and 5)	223,332
Trustees’ fees	87,595
Registration fees	83,701
Fund accounting fees	45,100
Legal fees	37,909
Audit and tax fees	28,301
Shareholder reports	12,931
Commitment fees (Note 9)	9,126
Insurance	4,030
Interest expense	78
Miscellaneous expenses	11,416
Total Expenses	7,352,183
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(41,888)
Net Expenses	7,310,295
Net Investment Income	27,011,472

Realized and Unrealized Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(20,799,388)	†
Futures contracts	(50,264,243)
Forward foreign currency contracts	(103,286,552)
Foreign currency transactions	(859,927)
Net Realized Loss	(175,210,110)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(149,806,840)	‡
Futures contracts	(5,236,616)
Forward foreign currency contracts	(47,698,617)
Foreign currencies	(208,308)
Change in Net Unrealized Appreciation (Depreciation)	(202,950,381)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(378,160,491)
Decrease in Net Assets From Operations	$(351,149,019)

†	Net of foreign capital gains tax of $135,581.

‡	Net of change in accrued foreign capital gains tax of $(337,557).

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$27,011,472	$51,550,384
Net realized gain (loss)	(175,210,110)	36,348,605
Change in net unrealized appreciation (depreciation)	(202,950,381)	(221,735,488)
Decrease in Net Assets From Operations	(351,149,019)	(133,836,499)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(18,500,270)	(54,850,370)
Decrease in Net Assets From Distributions to Shareholders	(18,500,270)	(54,850,370)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	369,686,647	1,085,517,436
Reinvestment of distributions	17,520,841	51,740,210
Cost of shares repurchased	(361,543,714)	(761,022,242)
Increase in Net Assets From Fund Share Transactions	25,663,774	376,235,404
Increase (Decrease) in Net Assets	(343,985,515)	187,548,535

Net Assets:
Beginning of period	2,518,499,868	2,330,951,333
End of period	$2,174,514,353	$2,518,499,868

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.08	$11.96	$10.68	$9.94	$10.85	$10.09

Income (loss) from operations:
Net investment income	0.10	0.20	0.27	0.32	0.32	0.33
Net realized and unrealized gain (loss)	(1.64)	(0.88)	1.03	0.55	(0.88)	0.91
Total income (loss) from operations	(1.54)	(0.68)	1.30	0.87	(0.56)	1.24

Less distributions from:
Net investment income	(0.06)	(0.20)	—	(0.11)	(0.34)	(0.22)
Net realized gains	—	—	—	—	(0.01)	(0.26)
Return of capital	—	—	(0.02)	(0.02)	—	—
Total distributions	(0.06)	(0.20)	(0.02)	(0.13)	(0.35)	(0.48)

Net asset value, end of period	$9.48	$11.08	$11.96	$10.68	$9.94	$10.85
Total return[3]	(13.92)%	(5.68)%	12.17%	8.82%	(5.28)%	12.34%

Net assets, end of period (millions)	$110	$131	$151	$160	$157	$212

Ratios to average net assets:
Gross expenses	1.04%[4]	1.00%[5]	1.01%	1.01%[5]	0.97%	0.95%
Net expenses[6]	1.00 [4,7]	1.00 [5,7]	1.00 [7]	1.00 [5,7]	0.97	0.95
Net investment income	1.86 [4]	1.72	2.51	3.16	3.06	3.00

Portfolio turnover rate	39%	51%	99%	103%[8]	58%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.81	$11.67	$10.47	$9.77	$10.67	$9.94

Income (loss) from operations:
Net investment income	0.06	0.12	0.19	0.25	0.24	0.24
Net realized and unrealized gain (loss)	(1.60)	(0.86)	1.01	0.52	(0.87)	0.90
Total income (loss) from operations	(1.54)	(0.74)	1.20	0.77	(0.63)	1.14

Less distributions from:
Net investment income	(0.02)	(0.12)	—	(0.06)	(0.26)	(0.15)
Net realized gains	—	—	—	—	(0.01)	(0.26)
Return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.02)	(0.12)	—	(0.07)	(0.27)	(0.41)

Net asset value, end of period	$9.25	$10.81	$11.67	$10.47	$9.77	$10.67
Total return[3]	(14.22)%	(6.31)%	11.46%	7.94%	(5.98)%	11.52%

Net assets, end of period (000s)	$4,460	$6,198	$7,815	$10,447	$14,972	$19,542

Ratios to average net assets:
Gross expenses	1.70%[4]	1.69%	1.69%	1.73%	1.71%	1.71%
Net expenses[5]	1.69 [4,6]	1.69 [6]	1.69 [6]	1.73	1.71 [6]	1.71 [6]
Net investment income	1.15 [4]	1.03	1.82	2.45	2.33	2.24

Portfolio turnover rate	39%	51%	99%	103%[7]	58%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.32	$11.80	$10.56	$9.84	$10.74	$10.00

Income (loss) from operations:
Net investment income	0.07	0.16	0.22	0.29	0.27	0.28
Net realized and unrealized gain (loss)	(1.66)	(0.60)	1.02	0.53	(0.87)	0.90
Total income (loss) from operations	(1.59)	(0.44)	1.24	0.82	(0.60)	1.18

Less distributions from:
Net investment income	(0.04)	(0.04)	—	(0.08)	(0.29)	(0.18)
Net realized gains	—	—	—	—	(0.01)	(0.26)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.04)	(0.04)	—	(0.10)	(0.30)	(0.44)

Net asset value, end of period	$9.69	$11.32	$11.80	$10.56	$9.84	$10.74
Total return[3]	(14.16)%	(3.70)%[4]	11.74%	8.35%	(5.64)%	11.94%

Net assets, end of period (000s)	$58	$64	$1,061	$2,562	$5,746	$9,537

Ratios to average net assets:
Gross expenses	1.97%[5]	1.45%	1.41%	1.39%	1.38%	1.38%
Net expenses[6]	1.45 [5,7]	1.45 [7]	1.41 [7]	1.39	1.38	1.37 [7]
Net investment income	1.42 [5]	1.37	2.11	2.82	2.64	2.58

Portfolio turnover rate	39%	51%	99%	103%[8]	58%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (6.25)% for the year ended December 31, 2021.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.94	$11.81	$10.54	$9.82	$10.71	$9.96

Income (loss) from operations:
Net investment income	0.10	0.20	0.27	0.32	0.31	0.32
Net realized and unrealized gain (loss)	(1.62)	(0.86)	1.01	0.53	(0.86)	0.91
Total income (loss) from operations	(1.52)	(0.66)	1.28	0.85	(0.55)	1.23

Less distributions from:
Net investment income	(0.06)	(0.21)	—	(0.11)	(0.33)	(0.22)
Net realized gains	—	—	—	—	(0.01)	(0.26)
Return of capital	—	—	(0.01)	(0.02)	—	—
Total distributions	(0.06)	(0.21)	(0.01)	(0.13)	(0.34)	(0.48)

Net asset value, end of period	$9.36	$10.94	$11.81	$10.54	$9.82	$10.71
Total return[3]	(13.90)%	(5.62)%	12.23%	8.74%	(5.22)%	12.28%

Net assets, end of period (000s)	$18,428	$22,278	$16,906	$18,227	$27,623	$74,844

Ratios to average net assets:
Gross expenses	0.97%[4]	0.97%	0.98%	0.98%	0.99%	0.98%
Net expenses[5]	0.97 [4,6]	0.97 [6]	0.98 [6]	0.98	0.99 [6]	0.98 [6]
Net investment income	1.88 [4]	1.73	2.53	3.20	2.99	2.97

Portfolio turnover rate	39%	51%	99%	103%[7]	58%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.98	$11.86	$10.60	$9.88	$10.79	$10.04

Income (loss) from operations:
Net investment income	0.08	0.17	0.24	0.30	0.29	0.29
Net realized and unrealized gain (loss)	(1.61)	(0.87)	1.02	0.53	(0.88)	0.91
Total income (loss) from operations	(1.53)	(0.70)	1.26	0.83	(0.59)	1.20

Less distributions from:
Net investment income	(0.05)	(0.18)	—	(0.09)	(0.31)	(0.19)
Net realized gains	—	—	—	—	(0.01)	(0.26)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	(0.05)	(0.18)	—	(0.11)	(0.32)	(0.45)

Net asset value, end of period	$9.40	$10.98	$11.86	$10.60	$9.88	$10.79
Total return[3]	(13.97)%	(5.95)%	11.89%	8.47%	(5.55)%	12.02%

Net assets, end of period (000s)	$6,957	$8,083	$6,717	$9,658	$11,832	$18,609

Ratios to average net assets:
Gross expenses	1.27%[4]	1.30%	1.31%	1.30%[5]	1.30%[5]	1.29%[5]
Net expenses[6,7]	1.25 [4]	1.25	1.25	1.25 [5]	1.25 [5]	1.25 [5]
Net investment income	1.62 [4]	1.44	2.26	2.91	2.78	2.69

Portfolio turnover rate	39%	51%	99%	103%[8]	58%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.04	$11.92	$10.63	$9.89	$10.80	$10.04

Income (loss) from operations:
Net investment income	0.11	0.24	0.30	0.36	0.35	0.35
Net realized and unrealized gain (loss)	(1.63)	(0.88)	1.02	0.54	(0.88)	0.92
Total income (loss) from operations	(1.52)	(0.64)	1.32	0.90	(0.53)	1.27

Less distributions from:
Net investment income	(0.08)	(0.24)	—	(0.13)	(0.37)	(0.25)
Net realized gains	—	—	—	—	(0.01)	(0.26)
Return of capital	—	—	(0.03)	(0.03)	—	—
Total distributions	(0.08)	(0.24)	(0.03)	(0.16)	(0.38)	(0.51)

Net asset value, end of period	$9.44	$11.04	$11.92	$10.63	$9.89	$10.80
Total return[3]	(13.81)%	(5.36)%	12.52%	9.14%	(4.99)%	12.72%

Net assets, end of period (millions)	$699	$772	$723	$851	$908	$1,155

Ratios to average net assets:
Gross expenses	0.64%[4]	0.66%	0.68%	0.68%	0.67%	0.69%
Net expenses[5]	0.64 [4,6]	0.65 [6]	0.68 [6]	0.68	0.67	0.69
Net investment income	2.22 [4]	2.05	2.83	3.48	3.38	3.26

Portfolio turnover rate	39%	51%	99%	103%[7]	58%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.06	$11.94	$10.64	$9.90	$10.81	$10.05

Income (loss) from operations:
Net investment income	0.12	0.25	0.31	0.37	0.37	0.36
Net realized and unrealized gain (loss)	(1.64)	(0.88)	1.03	0.54	(0.89)	0.92
Total income (loss) from operations	(1.52)	(0.63)	1.34	0.91	(0.52)	1.28

Less distributions from:
Net investment income	(0.08)	(0.25)	—	(0.14)	(0.38)	(0.26)
Net realized gains	—	—	—	—	(0.01)	(0.26)
Return of capital	—	—	(0.04)	(0.03)	—	—
Total distributions	(0.08)	(0.25)	(0.04)	(0.17)	(0.39)	(0.52)

Net asset value, end of period	$9.46	$11.06	$11.94	$10.64	$9.90	$10.81
Total return[3]	(13.74)%	(5.26)%	12.66%	9.21%	(4.90)%	12.83%

Net assets, end of period (millions)	$1,336	$1,579	$1,411	$1,881	$2,039	$1,970

Ratios to average net assets:
Gross expenses	0.55%[4]	0.56%	0.58%	0.58%	0.58%	0.58%
Net expenses[5]	0.55 [4,6]	0.55 [6]	0.58 [6]	0.58	0.58	0.58
Net investment income	2.31 [4]	2.15	2.93	3.58	3.50	3.35

Portfolio turnover rate	39%	51%	99%	103%[7]	58%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

22	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$1,057,132,952	—	$1,057,132,952
Sovereign Bonds	—	941,241,591	—	941,241,591
Corporate Bonds & Notes	—	120,143,468	—	120,143,468
Collateralized Mortgage Obligations	—	27,088,061	—	27,088,061
Total Long-Term Investments	—	2,145,606,072	—	2,145,606,072
Short-Term Investments†	$41,467,766	—	—	41,467,766
Total Investments	$41,467,766	$2,145,606,072	—	$2,187,073,838
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$13,223,317	—	$13,223,317
Total	$41,467,766	$2,158,829,389	—	$2,200,297,155

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$8,592,526	—	—	$8,592,526
Forward Foreign Currency Contracts††	—	$66,315,204	—	66,315,204
Total	$8,592,526	$66,315,204	—	$74,907,730

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

24	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks.

26	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

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Notes to financial statements (unaudited) (cont’d)

As of June 30, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $66,315,204. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2022, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $19,200,000 which could be used to reduce the required payment.

At June 30, 2022, the Fund held cash collateral from Citibank N.A. and JPMorgan Chase & Co. in the amounts of $4,730,000 and $2,340,000, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

28	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $41,888, which included an affiliated money market fund waiver of $18,767.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

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Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C1	Class R
Expires December 31, 2022	$7,507	—	$5,523
Expires December 31, 2023	19,492	—	4,617
Expires December 31, 2024	—	$7	3,421
Expires December 31, 2025	22,190	158	773
Total fee waivers/expense reimbursements subject to recapture	$49,189	$165	$14,334

For the six months ended June 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$5,627	—
CDSCs	431	$0	*

*	Amount represents less than $1.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

30	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$319,417,308	$606,807,540
Sales	524,821,601	509,428,884

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$2,515,950,937	$2,066,104	$(330,943,203)	$(328,877,099)
Futures contracts	—	—	(8,592,526)	(8,592,526)
Forward foreign currency contracts	—	13,223,317	(66,315,204)	(53,091,887)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
			Foreign Exchange Risk
Forward foreign currency contracts			$13,223,317

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$8,592,526	—	$8,592,526
Forward foreign currency contracts	—	$66,315,204	66,315,204
Total	$8,592,526	$66,315,204	$74,907,730

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

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Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(50,264,243)	—	$(50,264,243)
Forward foreign currency contracts	—	$(103,286,552)	(103,286,552)
Total	$(50,264,243)	$(103,286,552)	$(153,550,795)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(5,236,616)	—	$(5,236,616)
Forward foreign currency contracts	—	$(47,698,617)	(47,698,617)
Total	$(5,236,616)	$(47,698,617)	$(52,935,233)

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$348,851,266
Forward foreign currency contracts (to buy)	2,056,219,584
Forward foreign currency contracts (to sell)	1,146,993,858

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	—	$(13,937,792)	$(13,937,792)	—	$(13,937,792)
Citibank N.A.	$4,832,450	(9,490,896)	(4,658,446)	$(4,730,000)	(9,388,446)
HSBC Securities Inc.	3,248,476	(25,367,256)	(22,118,780)	19,200,000	(2,918,780)
JPMorgan Chase & Co.	4,901,075	(17,519,260)	(12,618,185)	(2,340,000)	(14,958,185)
Morgan Stanley & Co. Inc.	241,316	—	241,316	—	241,316
Total	$13,223,317	$(66,315,204)	$(53,091,887)	$12,130,000	$(40,961,887)

32	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$151,317	$145,937
Class C	27,142	4,102
Class C1	214	221
Class FI	25,961	18,615
Class R	18,698	8,399
Class I	—	372,382
Class IS	—	30,210
Total	$223,332	$579,866

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$23,134
Class C	42
Class C1	158
Class FI	162
Class R	831
Class I	5,947
Class IS	11,614
Total	$41,888

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$693,633	$2,556,582
Class C	10,945	73,427
Class C1	216	1,531
Class FI	121,338	415,519
Class R	35,032	117,506
Class I	5,809,241	16,745,850
Class IS	11,829,865	34,939,955
Total	$18,500,270	$54,850,370

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,575,689	$16,528,263	5,191,198	$60,315,766
Shares issued on reinvestment	64,664	634,940	207,025	2,330,343
Shares repurchased	(1,883,958)	(19,719,367)	(6,206,713)	(71,011,894)
Net decrease	(243,605)	$(2,556,164)	(808,490)	$(8,365,785)

Class A2†
Shares sold	—	—	64,902	$761,658
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	(1,167,412)	(13,679,904)
Net decrease	—	—	(1,102,510)	$(12,918,246)

Class C
Shares sold	10,197	$103,943	230,737	$2,644,078
Shares issued on reinvestment	1,151	10,648	6,550	71,262
Shares repurchased	(102,660)	(1,027,655)	(333,664)	(3,783,397)
Net decrease	(91,312)	$(913,064)	(96,377)	$(1,068,057)

34	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class C1
Shares sold	447	$4,614	1,687	$20,821
Shares issued on reinvestment	22	216	133	1,531
Shares repurchased	(94)	(993)	(86,081)	(988,380)
Net increase (decrease)	375	$3,837	(84,261)	$(966,028)

Class FI
Shares sold	203,270	$2,120,575	1,276,416	$14,675,531
Shares issued on reinvestment	12,335	119,785	37,015	410,260
Shares repurchased	(283,478)	(2,877,883)	(707,312)	(8,056,867)
Net increase (decrease)	(67,873)	$(637,523)	606,119	$7,028,924

Class R
Shares sold	126,535	$1,309,032	472,158	$5,399,240
Shares issued on reinvestment	3,620	34,991	10,609	117,371
Shares repurchased	(125,865)	(1,300,006)	(312,958)	(3,599,165)
Net increase	4,290	$44,017	169,809	$1,917,446

Class I
Shares sold	14,653,869	$154,339,800	30,632,171	$352,654,070
Shares issued on reinvestment	525,603	5,173,459	1,318,817	14,757,307
Shares repurchased	(11,095,090)	(114,419,325)	(22,691,357)	(259,244,600)
Net increase	4,084,382	$45,093,934	9,259,631	$108,166,777

Class IS
Shares sold	18,595,414	$195,280,420	56,365,400	$649,046,272
Shares issued on reinvestment	1,168,490	11,546,802	3,034,351	34,052,136
Shares repurchased	(21,392,620)	(222,198,485)	(34,757,918)	(400,658,035)
Net increase (decrease)	(1,628,716)	$(15,371,263)	24,641,833	$282,440,373

†

On June 24, 2021, the Fund converted 1,061,508 Class A2 shares into 1,056,854 Class A shares, valued at $12,439,181. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

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Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$53,872,477	$684,346,474	684,346,474	$696,751,185	696,751,185

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$73,974	—	$41,467,766

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Deferred capital losses

As of December 31, 2021, the Fund had deferred capital losses of $25,216,701, which have no expiration date, that will be available to offset future taxable capital gains.

36	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the

BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2022, the Fund had 0.06% of its net assets invested in securities with significant economic risk or exposure to Russia.

38	BrandywineGLOBAL — Global Opportunities Bond Fund 2022 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to BrandywineGLOBAL – Global Opportunities Bond Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Subadviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year, the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Agreements. Prior to the meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all other funds overseen by the Board. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the

BrandywineGLOBAL — Global Opportunities Bond Fund	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

40	BrandywineGLOBAL — Global Opportunities Bond Fund

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

Performance Comparisons. The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds (including the Fund) classified as global income funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-, three-, five- and ten-year periods ended December 31, 2021 was below the median performance of the funds in the Performance Universe for the one-year period and was above the median performance of the funds in the Performance Universe for the three-, five- and ten-year periods and ranked in the first quintile of the funds in the Performance Universe for the three- and five-year periods. The Board noted the explanations from the Manager and the Subadviser concerning the reasons for the Fund’s relative performance versus the peer group for the one-year period. The Board also noted that the Fund’s performance was ahead of its peer group and benchmark for the quarter ended March 31, 2022.

BrandywineGLOBAL — Global Opportunities Bond Fund	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts and retail managed accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

42	BrandywineGLOBAL — Global Opportunities Bond Fund

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of institutional funds consisting of 12 global income funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional global income funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was at the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

BrandywineGLOBAL — Global Opportunities Bond Fund	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadviser and their affiliates received were reasonable.

44	BrandywineGLOBAL — Global Opportunities Bond Fund

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

BrandywineGLOBAL — Global Opportunities Bond Fund	45

Statement regarding liquidity risk management program (unaudited) (cont’d)

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

46	BrandywineGLOBAL — Global Opportunities Bond Fund

BrandywineGLOBAL —

Global Opportunities Bond Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment

Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Global Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Opportunities Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX013856 8/22 SR22-4479

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2022